Vessel Revenue, net and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 1,421	$ 1,437
Deferred revenue	415	664
Deferred revenue from ballast bonus payments	15	731
Deferred revenue from time charter arrangements treated as lease modification	163	0
Time Charters [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 1,421	$ 1,437